INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated affiliates	$ 131,470	$ 131,704
Equity method investments	127,900	128,300
Other investments	$ 3,600	$ 3,400